Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Predecessor	Dec. 31, 2011 Successor
Original issue discount of Senior Secured Credit Facilities		$ 1,500
Original issue discount of 2010 Credit Facility	$ 5,375